Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax expense benefits [Line Items]
(Loss) income before income taxes	$ 1,308	$ (124)
Canadian federal and provincial statutory income tax rate	27.00%	27.00%
Income tax at statutory rates	$ 353	$ (33)
Adjusted for the effect of:
Impact of foreign tax rates	(45)	(58)
Production-related deductions	(17)	(15)
Non-taxable income	(19)	(10)
Foreign accrual property income	18	15
Impact of tax rate changes	16	0
Other	10	8
Income tax expense (recovery) included in net earnings (loss) from continuing operations	316	(93)
Canada [Member]
Disclosure of income tax expense benefits [Line Items]
(Loss) income before income taxes	765	(1,195)
United States [Member]
Disclosure of income tax expense benefits [Line Items]
(Loss) income before income taxes	315	619
Australia [Member]
Disclosure of income tax expense benefits [Line Items]
(Loss) income before income taxes	27	96
Trinidad [Member]
Disclosure of income tax expense benefits [Line Items]
(Loss) income before income taxes	(28)	98
Other countries [Member]
Disclosure of income tax expense benefits [Line Items]
(Loss) income before income taxes	$ 229	$ 258